Investment in Joint Venture (Tables)	12 Months Ended
Dec. 31, 2024
Investment In Joint Venture Details [Abstract]
Investment in joint venture

	At December 31	At December 31
(in thousands)	2024	2023

Investment in joint venture:
JCU	$20,663	$17,290
	$20,663	$17,290

(in thousands)

Balance-December 31, 2023	$17,290
Investment at cost:
Additional investment in JCU	3,357
Equity share of income	16
Balance-December 31, 2024	$20,663

Summaries of Consolidated Financial Information of JCU

	At December 31	At December 31
(in thousands)	2024	2023

Total current assets(1)	$3,226	$525
Total non-current assets	38,838	38,666
Total current liabilities	(544)	(381)
Total non-current liabilities	(194)	(4,230)
Total net assets	$41,326	$34,580

	Twelve Months Ended	Twelve Months Ended
	November 30, 2024(2)	November 30, 2023(2)

Revenue	$—	$—
Net income (loss)	32	(8,799)
Other comprehensive income	—	—

Reconciliation of JCU net assets to Denison investment carrying value:
Adjusted net assets of JCU–at December 31	$34,580	$38,609
Net income (loss)	32	(8,799)
Investment from owners	6,714	4,770
Net assets of JCU–at November 30	$41,326	$34,580
Denison ownership interest	50.00%	50.00%
Investment in JCU	$20,663	$17,290
(1)	Included in current assets are $3,226,000 in cash and cash equivalents (December 31, 2023 - $525,000).
(2)	Represents JCU net loss for the twelve months ended November 30 (recorded one month in arrears), adjusted for differences in fair value allocations and accounting policies.